Subsequent Events (Details)	Oct. 09, 2024 USD ($) $ / shares shares	Sep. 16, 2024 USD ($)	Aug. 28, 2024 USD ($)	Aug. 26, 2024 CHF (SFr) SFr / shares shares	Jun. 28, 2024 USD ($) $ / shares shares	Oct. 10, 2024 USD ($) shares	Oct. 09, 2024 SFr / shares shares	Oct. 09, 2024 $ / shares shares	Sep. 16, 2024 SFr / shares shares	Sep. 13, 2024 CHF (SFr)	Jul. 29, 2024	Jun. 30, 2024
Subsequent Event [Line Items]
Cash fee percentage					7.00%
Management fee					1.00%
Accountable expenses (in Dollars) | $					$ 50,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants exercisable issuance term												5 years
H.C. Wainwright & Co., LLC [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants exercisable issuance term					5 years
Investor [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of common shares					81,944
Exercise price | $ / shares					$ 9.6
Subsequent Event [Member] | Kadimastem Ltd [Member]
Subsequent Event [Line Items]
Acquire percentage											85.00%
Subsequent Event [Member] | Kadimastem Ltd [Member]
Subsequent Event [Line Items]
Shareholders owned shares											85.00%
Subsequent Event [Member] | NLS Pharmaceutics Ltd. [Member]
Subsequent Event [Line Items]
Shareholders owned shares											15.00%
Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued					81,944
Purchase price per share | $ / shares					$ 9.6
Gross proceeds (in Dollars) | $					$ 786,660
Common Stock [Member] | H.C. Wainwright & Co., LLC [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of common shares					5,736
Exercise price | $ / shares					$ 12
Forecast [Member]
Subsequent Event [Line Items]
Common shares issued	4.96
Outstanding share capital (in Francs) | SFr				SFr 854,133
Divided registered shares				1,067,667
Nominal value price per share (in Francs per share) | SFr / shares				SFr 0.8
Deferred revenue (in Dollars) | $			$ 2,499,969
Aggregate proceeds (in Dollars) | $		$ 153,144
Aggregate gross proceeds (in Dollars) | $	$ 3,400,000
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares								$ 4.96
Purchase of additional (in Dollars) | $	$ 10,000,000
Company agreed percentage	50.00%
Other Ownership Interests, Contributed Capital (in Dollars) | $						$ 2,788,650
Converting common shares						493,986
Bid price requirement (in Dollars) | $						$ 1
Forecast [Member] | Private Financing [Member]
Subsequent Event [Line Items]
Ordinary capital increase (in Francs) | SFr										SFr 645,161.6
Forecast [Member] | Debt Conversion A [Member]
Subsequent Event [Line Items]
Ordinary capital increase (in Francs) | SFr										325,464.8
Forecast [Member] | Debt Conversion B [Member]
Subsequent Event [Line Items]
Ordinary capital increase (in Francs) | SFr										69,724
Forecast [Member] | Vendor Buy-Out [Member]
Subsequent Event [Line Items]
Ordinary capital increase (in Francs) | SFr										SFr 645,161.6
Forecast [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise price | SFr / shares									SFr 0.8
Forecast [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Common shares issued	806,452
Exercise price | $ / shares								$ 3.97
Aggregate gross proceeds (in Dollars) | $	$ 3,200,000
Warrant, Exercise Price, Decrease (in Dollars per share) | $ / shares	$ 4.25
Future offerings percentage							50.00%	50.00%
Forecast [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate amount (in Dollars) | $	$ 4,000,000
Aggregate shares issued							806,452	806,452
Forecast [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued	806,452
Purchase price per share | SFr / shares							SFr 0.8
Forecast [Member] | Common Stock [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase price per share | SFr / shares									SFr 0.8
Purchase of common shares									172,836
Forecast [Member] | Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Purchase of common shares									191,431